Fair value of financial instruments - Sensitivity analysis of valuations using unobservable inputs (Details) - Significant unobservable inputs (Level 3) [member] - Recurring fair value measurement [member] - GBP (£)
£ in Millions
		Dec. 31, 2019	Dec. 31, 2018
Favourable changes [member] | Income Statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		£ 790	£ 961
Favourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		8	0
Unfavourable changes [member] | Income Statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(1,219)	(1,216)
Unfavourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(8)	0
Corporate debt [member] | Favourable changes [member] | Income Statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		11	10
Corporate debt [member] | Favourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Corporate debt [member] | Unfavourable changes [member] | Income Statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(16)	(2)
Corporate debt [member] | Unfavourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Non-asset-backed loans [member] | Favourable changes [member] | Income Statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		214	274
Non-asset-backed loans [member] | Favourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		8	0
Non-asset-backed loans [member] | Unfavourable changes [member] | Income Statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(492)	(458)
Non-asset-backed loans [member] | Unfavourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(8)	0
Equity cash products [member] | Favourable changes [member] | Income Statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		123	121
Equity cash products [member] | Favourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Equity cash products [member] | Unfavourable changes [member] | Income Statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(175)	(155)
Equity cash products [member] | Unfavourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Private equity investments [member] | Favourable changes [member] | Income Statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		205	230
Private equity investments [member] | Favourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Private equity investments [member] | Unfavourable changes [member] | Income Statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(235)	(241)
Private equity investments [member] | Unfavourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Other [member] | Favourable changes [member] | Income Statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	[1]	1	2
Other [member] | Favourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	[1]	0	0
Other [member] | Unfavourable changes [member] | Income Statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	[1]	(1)	(2)
Other [member] | Unfavourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	[1]	0	0
Interest rate derivatives [member] | Favourable changes [member] | Derivatives [member] | Income Statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		44	80
Interest rate derivatives [member] | Favourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Interest rate derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Income Statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(127)	(162)
Interest rate derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Foreign exchange derivatives [member] | Favourable changes [member] | Derivatives [member] | Income Statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		5	7
Foreign exchange derivatives [member] | Favourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Foreign exchange derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Income Statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(7)	(10)
Foreign exchange derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Credit derivatives [member] | Favourable changes [member] | Derivatives [member] | Income Statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		73	126
Credit derivatives [member] | Favourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Credit derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Income Statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(47)	(73)
Credit derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Equity derivatives [member] | Favourable changes [member] | Derivatives [member] | Income Statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		114	110
Equity derivatives [member] | Favourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Equity derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Income Statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(119)	(112)
Equity derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Commodity derivatives [member] | Favourable changes [member] | Derivatives [member] | Income Statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	1
Commodity derivatives [member] | Favourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Commodity derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Income Statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	(1)
Commodity derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		£ 0	£ 0

[1]	Other includes commercial real estate loans, funds and fund-linked products, issued debt, government sponsored debt and investment property .